As filed with the Securities and Exchange Commission on December 6, 2016

1933 Act Registration No. 33-87254

1940 Act Registration No. 811-08764

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-lA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 49	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 51	☒

(Check appropriate box or boxes.)

PACE® SELECT ADVISORS TRUST

(Exact Name of Registrant as Specified in Charter)

1285 Avenue of the Americas

New York, New York 10019-6028

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 882-3000

MARK F. KEMPER, ESQ.

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

(Name and Address of Agent for Service)

Copies to:

JACK W. MURPHY, ESQ.
Dechert LLP
1900 K Street, N.W.

Washington, D.C. 20006-2401
Telephone: (202) 261-3300

Approximate Date of Proposed Public Offering:  Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective (check appropriate box):

☒               immediately upon filing pursuant to paragraph (b)

☐                 on (date) pursuant to paragraph (b)

☐                 60 days after filing pursuant to paragraph (a)(1)

☐                 on (date) pursuant to paragraph (a)(1)

☐                 75 days after filing pursuant to paragraph (a)(2)

☐                 on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐                 this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest of PACE Select Advisors Trust

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 49 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 6th day of December, 2016.

PACE SELECT ADVISORS TRUST

By:	/s/ Eric Sanders
Eric Sanders
Vice President and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Richard Q. Armstrong	Trustee and Chairman of the Board of Trustees	December 6, 2016
Richard Q. Armstrong*

/s/ Alan S. Bernikow	Trustee	December 6, 2016
Alan S. Bernikow*

/s/ Richard R. Burt	Trustee	December 6, 2016
Richard R. Burt*

/s/ Mark E. Carver	President	December 6, 2016
Mark E. Carver*

/s/ Thomas Disbrow	Vice President and Treasurer	December 6, 2016
Thomas Disbrow

/s/ Meyer Feldberg	Trustee	December 6, 2016
Meyer Feldberg*

/s/ Bernard H. Garil	Trustee	December 6, 2016
Bernard H. Garil*

/s/ Heather R. Higgins	Trustee	December 6, 2016
Heather R. Higgins*

/s/ David Malpass	Trustee	December 6, 2016
David Malpass**

*

Signatures affixed by Stephen H. Bier pursuant to Powers of Attorney dated November 22, 2010 and incorporated by reference from Post-Effective Amendment No. 31 to the Registrant’s registration statement, SEC File No. 33-87254, filed November 26, 2010.

**

Signatures affixed by Stephen H. Bier pursuant to Powers of Attorney dated August 20, 2014 and incorporated by reference from Post-Effective Amendment No. 38 to the registration statement of UBS Money Series, SEC File No. 333-52965, filed August 27, 2014.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase